FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	$ (135)	$ 5
Reserve of cash flow hedges	(38)	99
3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(74)	46
Reserve of cash flow hedges	(86)	15
3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(21)	34
Reserve of cash flow hedges	(22)	33
6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(41)	(80)
Reserve of cash flow hedges	(8)	24
1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	1	5
Reserve of cash flow hedges	34	5
More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	44	22
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(118)	87
Reserve of cash flow hedges	(141)	54
Foreign exchange contracts | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(83)	36
Reserve of cash flow hedges	(95)	4
Foreign exchange contracts | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(25)	32
Reserve of cash flow hedges	(26)	29
Foreign exchange contracts | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(10)	19
Reserve of cash flow hedges	(20)	21
Foreign exchange contracts | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	0	0
Foreign exchange contracts | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	0	0
Commodities
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	20	22
Reserve of cash flow hedges	19	23
Commodities | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	9	10
Reserve of cash flow hedges	9	11
Commodities | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	4	2
Reserve of cash flow hedges	4	4
Commodities | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	6	5
Reserve of cash flow hedges	5	4
Commodities | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	1	5
Reserve of cash flow hedges	1	4
Commodities | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	0	0
Emission rights
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(37)	(104)
Reserve of cash flow hedges	84	22
Emission rights | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	0	0
Emission rights | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	0	0
Emission rights | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(37)	(104)
Reserve of cash flow hedges	7	(1)
Emission rights | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	33	1
Emission rights | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	$ 44	$ 22